Deposits	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Deposits
Note 6 Deposits

	As at
	January 31, 2020				October 31, 2019
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$149,105	$51,253	$101,644	$302,002	$143,958	$49,806	$100,968	$294,732
Business and government	253,815	11,855	303,566	569,236	253,113	13,867	298,502	565,482
Bank	10,277	870	19,899	31,046	8,363	920	16,508	25,791
	$413,197	$63,978	$425,109	$902,284	$405,434	$64,593	$415,978	$886,005
Non-interest-bearing (4)
Canada	$94,688	$5,884	$248	$100,820	$93,163	$5,692	$137	$98,992
United States	32,782	–	–	32,782	34,632	–	–	34,632
Europe (5)	871	–	–	871	760	–	–	760
Other International	5,620	5	–	5,625	5,225	5	–	5,230
Interest-bearing (4)
Canada	235,619	15,861	336,966	588,446	228,386	15,306	333,118	576,810
United States	5,610	38,336	46,350	90,296	4,704	39,626	41,776	86,106
Europe (5)	32,998	880	30,668	64,546	33,073	825	30,090	63,988
Other International	5,009	3,012	10,877	18,898	5,491	3,139	10,857	19,487
	$413,197	$63,978	$425,109	$902,284	$405,434	$64,593	$415,978	$886,005

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which includes both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)
The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at January 31, 2020, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $325 billion, $27 billion, $47 billion and $31 billion, respectively (October 31, 2019 – $321 billion, $23 billion, $45 billion and $31 billion, respectively).

(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	January 31 2020	October 31 2019
Within 1 year:
less than 3 months	$116,904	$94,585
3 to 6 months	49,773	62,814
6 to 12 months	91,855	92,507
1 to 2 years	42,322	50,055
2 to 3 years	36,091	31,852
3 to 4 years	32,132	31,373
4 to 5 years	22,043	21,130
Over 5 years	33,989	31,662
	$425,109	$415,978
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$388,000	$379,000